KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO THE KINETICS SMALL CAP OPPORTUNITIES PORTFOLIO
CONSOLIDATED PORTFOLIO OF INVESTMENTS
September 30, 2024 (Unaudited)

COMMON STOCKS - 83.3%	Shares	Value
Accommodation - 4.0%
Civeo Corp.	558,032	$15,290,077

Administrative and Support Services - 0.0%(a)
RB Global, Inc.	400	32,196

Aerospace and Defense - 6.6%
CACI International, Inc. - Class A (b)	50,000	25,228,000

Beverage and Tobacco Product Manufacturing - 0.1%
Crimson Wine Group Ltd. (b)	49,300	311,083

Chemical Manufacturing - 1.8%
Inter Parfums, Inc.	53,200	6,888,336
Oil-Dri Corp. of America	200	13,798
		6,902,134

Diversified Real Estate Activities - 0.4%
PrairieSky Royalty Ltd.	72,000	1,463,477

Entertainment - 0.1%
IG Port, Inc.	22,600	325,654

Food Services and Drinking Places - 0.8%
Wendy's Co.	162,600	2,848,752

Funds, Trusts, and Other Financial Vehicles - 0.1%
Mesabi Trust (c)	19,700	446,205

Hospitality and Tourism - 1.5%
Carnival Corp. (b)	296,000	5,470,080
Royal Caribbean Cruises Ltd.	200	35,472
		5,505,552

Industrial Services - 0.2%
BRAEMAR PLC	189,800	734,616

Legal Services - 0.1%
CRA International, Inc.	1,000	175,320

Machinery Manufacturing - 0.0%(a)
Oshkosh Corp.	400	40,084

Management of Companies and Enterprises - 2.8%
Associated Capital Group, Inc. - Class A	190,500	6,747,510
Dundee Corp. - Class A (b)	99,000	114,345
Galaxy Digital Holdings Ltd. (b)	119,200	1,530,047
White Mountains Insurance Group Ltd.	1,414	2,398,427
		10,790,329

Management, Scientific, and Technical Consulting Services - 0.0%(a)
Booz Allen Hamilton Holding Corp.	510	83,008

Media - 0.1%
Toei Animation Co. Ltd.	11,300	237,833

Mining (except Oil and Gas) - 0.1%
Triple Flag Precious Metals Corp.	720	11,650
Wheaton Precious Metals Corp.	5,000	305,400
		317,050

Motor Vehicle and Parts Dealers - 0.0%(a)
AutoNation, Inc. (b)	520	93,038
Penske Automotive Group, Inc.	500	81,210
		174,248

Nonmetallic Mineral Product Manufacturing - 0.0%(a)
Eagle Materials, Inc.	80	23,012

Office Administrative Services - 0.0%(a)
DigitalBridge Group, Inc.	4,400	62,172

Offices of Real Estate Agents and Brokers - 4.1%
Landbridge Co. LLC - Class A (b)	393,000	15,374,160

Oil and Gas Extraction - 52.5%(d)
Permian Basin Royalty Trust	99,600	1,184,244
Texas Pacific Land Corp. (e)	224,232	198,387,020
		199,571,264

Other Financial Investment Activities - 0.1%
GAMCO Investors, Inc. - Class A	13,800	337,962
Seaport Entertainment Group, Inc. (b)(c)	2,166	59,392
		397,354

Other Investment Pools and Funds - 1.2%
Urbana Corp.	28,800	115,204
Urbana Corp. - Class A	1,104,500	4,344,664
		4,459,868

Other Pipeline Transportation - 0.1%
Rubis SCA	14,200	387,582

Performing Arts, Spectator Sports, and Related Industries - 0.7%
Live Nation Entertainment, Inc. (b)	23,300	2,551,117
Madison Square Garden Entertainment Corp. (b)	772	32,833
Sphere Entertainment Co. (b)	772	34,107
		2,618,057

Professional, Scientific, and Technical Services - 0.7%
Science Applications International Corp.	19,600	2,729,692

Promoters of Performing Arts, Sports, and Similar Events - 0.0%(a)
Madison Square Garden Sports Corp. (b)	240	49,982

Real Estate - 5.1%
DREAM Unlimited Corp. (b)	682,000	17,009,028
Howard Hughes Holdings, Inc. (b)	19,000	1,471,170
Tejon Ranch Co. (b)	41,117	721,603
		19,201,801

Securities and Commodity Contracts Intermediation and Brokerage - 0.0%(a)
Affiliated Managers Group, Inc.	36	6,401

Support Activities for Mining - 0.0%(a)
Liberty Energy, Inc.	300	5,727
Pason Systems, Inc.	8,000	78,849
		84,576

Support Activities for Water Transportation - 0.0%(a)
Clarkson PLC	2,400	118,079

Telecommunications - 0.1%
LICT Corp. (b)	16	212,800
TOTAL COMMON STOCKS (Cost $85,076,149)		316,202,418

UNIT INVESTMENT TRUSTS - 4.4%	Shares	Value
Grayscale Bitcoin Mini Trust BTC (b)	300,000	1,689,000
Grayscale Bitcoin Trust BTC (b)	300,000	15,150,000
Grayscale Ethereum Classic Trust (b)	60	480
TOTAL UNIT INVESTMENT TRUSTS (Cost $3,168,943)		16,839,480

WARRANTS - 0.4%	Contracts	Value
Other Investment Pools and Funds - 0.4%
Partners Value Investments LP, Expires 06/30/2026, Exercise Price $11.50 (b)	160,000	1,668,084
TOTAL WARRANTS (Cost $433,365)		1,668,084

TOTAL INVESTMENTS - 88.1% (Cost $88,678,457)		334,709,982
Money Market Deposit Account - 12.1% (f)(g)		45,817,955
Liabilities in Excess of Other Assets - (0.2)%		(660,019)
TOTAL NET ASSETS - 100.0%		$379,867,918

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of September 30, 2024. The total market value of these securities was $463,612 which represented 0.1% of net assets.
(d)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(e)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of September 30, 2024 was 4.74%.

(g)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of September 30, 2024 is $481,656 which represented 0.1% of net assets.

Security Valuation

Master Portfolios and Spin-off Fund equity securities that are listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities, including exchange-traded funds, that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the New York Stock Exchange (“NYSE”), “fair value” will be determined. Unlisted equity securities and listed equity securities not traded on the valuation date for which market quotations are readily available are valued at the last bid price. Futures, options on futures and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and are freely transferable will be valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.

Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. If a composite option price is not available, then a quote provided by one of the authorized pricing vendors will be used. If neither a composite price nor a quote from an authorized pricing provider is available, and it is the day of expiration or post-expiration, expiring options will be priced at intrinsic value. Non-exchange- traded options for which over-the-counter quotations are not readily available are valued at the mean between the last bid and asked quotations. Debt obligations (including convertible securities) that are either investment grade or below investment grade and irrespective of days to maturity are valued at evaluated mean by one of the authorized third party pricing agents which rely on various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Certain instruments, such as repurchase agreements and demand notes, do not have values from third parties and are valued at amortized cost. Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported net asset value (“NAV”).

Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios and the Board of Directors of the Spin-off Fund. In determining the fair value of a security, the Board of Trustees/Directors shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Adviser; (vii) the liquidity or illiquidity of the market for the security; and (viii) the value of a foreign security traded on other foreign markets. At September 30, 2024, 1.03%, 0.28%, 0.62%, and 0.12% of the net assets of The Internet Portfolio, The Global Portfolio, The Market Opportunities Portfolio, and The Spin-Off Fund, respectively, were fair valued securities. The other Master Portfolio did not hold any fair-valued securities at September 30, 2024.

Summary of Fair Value Exposure

Various inputs are used in determining the value of Master Portfolio’s and Spin-off Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that Master Portfolio’s and Spin-off Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Master Portfolio’s and Spin- off Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.

Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Small Cap Opportunities Portfolio

The following is a summary of the inputs used to value The Small Cap Opportunities Portfolio's net assets as of September 30, 2024:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$299,193,390	$17,009,028	$–	$316,202,418
Unit Investment Trust	16,839,480	–	–	16,839,480
Warrants	–	1,668,084	–	1,668,084
Total Investments in Securities	$316,032,870	$18,677,112	$–	$334,709,982

As of September 30, 2024, there were no investments in Level 3 securities.
During the period ended September 30, 2024, there were no transfers into or out of Level 3.

^	See Consolidated Portfolio of Investments for breakout of investments by industry classification.